Document And Entity Information	Feb. 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Feb. 08, 2023
Entity Registrant Name	HOST HOTELS & RESORTS, INC.
Entity Central Index Key	0001070750
Entity Emerging Growth Company	false
Securities Act File Number	001-14625
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	53-0085950
Entity Address, Address Line One	4747 Bethesda Ave
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	240
Local Phone Number	744-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	HST
Security Exchange Name	NASDAQ